Financial instruments and financial risk management - Analysis of the contractual maturities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 6,464,719	$ 7,203,060
Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	5,781,489	921,119
More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	10,964,402	627,235
Trade payables | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,090,554	1,249,861
Accrued liabilities | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	4,090,722	4,817,820
Due to related parties | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities		743,100
Lease liabilities | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,283,443	392,279
Lease liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	5,625,988	867,757
Lease liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	10,964,402	627,235
DSU liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 155,501	$ 53,362